Supplementary Financial Statement Information - Schedule of Changes in Deferred Revenues Relating to Goods Not Yet Delivered (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Contract with Customer, Liability [Abstract]
Balance at beginning of year	$ (32)
Contract liability recognized during the period
Revenue recognized during the period	32
Balance at end of year
Contract liability presented in current liabilities
Contract liability presented in non-current liabilities